Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (11,387)	$ (3,562)	$ (4,990)	$ (1,924)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	200	18	25	24
Depreciation and amortization	242	202	285	262
Non-cash interest expense		145	163	23
Fair value adjustments	441	(8)	8	(204)
Change in operating assets and liabilities
(Increase) Decrease in grant receivable	(220)	(94)	41	294
Increase in other current assets	(215)	(299)	(392)	(22)
Increase in other assets	(1,748)
(Decrease) increase in accounts payable	461	(37)	674	(24)
Decrease in deferred revenues	(212)		212
Increase (decrease) in accrued expenses	562	(55)	(10)	199
Net cash used in operating activities	(9,038)	(2,598)	(2,777)	(1,372)
Cash flows from investing activities
Purchase of property and equipment	(89)	(332)	(352)	(8)
Purchase of and costs related to intangible assets	(113)	(118)	(179)	(100)
Maturity of short-term investments	22,000
Release of restricted cash			50
Purchase of short-term investments	(24,500)		(14,000)
Net cash used in investing activities	(2,702)	(450)	(14,481)	(108)
Cash flows from financing activities
Proceeds from exercise of convertible preferred stock warrants	1
Proceeds from issuance of convertible notes with detachable warrants				750
Proceeds from exercise of common stock options	194
Proceeds from issuance of bank term note and warrants		507	507
Payment of bank term notes and capital lease	(1)	(193)	(857)	(323)
Net cash provided by financing activities	10,877	7,838	25,377	427
Net (decrease) increase in cash and cash equivalents	(863)	4,790	8,119	(1,053)
Cash and cash equivalents, beginning of period	8,893	774	774	1,827
Cash and cash equivalents, end of period	8,030	5,564	8,893	774
Supplemental disclosure of cash flow information
Cash paid for interest		27	39	38
Supplemental disclosure of non-cash financing activities
Capital lease of property and equipment				7
Series B purchase rights [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value adjustments	2,838	1,092	1,207
Cash flows from financing activities
Proceeds from issuance of preferred stock and Series B purchase rights, net of issuance costs	10,683	7,524	25,727
Series B-1 convertible preferred stock [Member]
Supplemental disclosure of non-cash financing activities
Conversion of notes payable and accrued interest to convertible preferred stock		741	741
Series B-3 convertible preferred stock [Member]
Supplemental disclosure of non-cash financing activities
Conversion of Series B purchase rights to convertible preferred stock	4,934
Series B-2 convertible preferred stock [Member]
Supplemental disclosure of non-cash financing activities
Conversion of Series B purchase rights to convertible preferred stock			$ 834